Earnings Per Share - Additional Information (Detail)		12 Months Ended
	May 10, 2018	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Earnings Per Share [Line Items]
Antidilutive securities excluded from earnings per share computation, shares		500,000	700,000	1,000,000
Antidilutive securities included from diluted weighted average shares computation, shares		900,881	999,979	13,600,000
Restricted Stock Units and Restricted Stock Awards [Member]
Earnings Per Share [Line Items]
Antidilutive securities included from diluted weighted average shares computation, shares				800,000
Effect of Reverse Stock Split [Member] | Subsequent Event [Member]
Earnings Per Share [Line Items]
Reverse stock split	three-to-one
Reverse stock split, conversion ratio	0.33